Income taxes - Schedule of Components of Tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income Tax expense	$ 23,344	$ 9,629	$ 51,668	$ 23,902